Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 14.5%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.0324%, 9/15/34 (144A)‡	$4,050,930	$4,045,672
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	855,553	869,961
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	3,361,958	3,397,749
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	3,186,081	3,224,677
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	4,843,511	4,835,130
Angel Oak Mortgage Trust I LLC2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	5,202,720	5,235,102
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	7,513,000	6,913,232
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	11,269,000	11,591,290
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	3,686,662	3,781,244
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,760,650	2,085,101
Bank 2019-BN17, 3.7140%, 4/15/52	3,864,736	4,506,937
Bank 2019-BN18, 3.5840%, 5/15/62	6,717,260	7,775,386
Bank 2019-BN20, 3.0110%, 9/15/62	3,162,497	3,546,337
Bank 2019-BN23, 2.9200%, 12/15/52	5,689,139	6,340,001
Bank 2019-BNK24, 2.9600%, 11/15/62	1,656,800	1,854,024
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	11,101,822
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0024%, 8/15/36 (144A)‡	3,044,000	2,954,336
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	4,045,000	4,449,238
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.9024%, 11/15/35 (144A)‡	4,932,946	4,933,116
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0724%, 10/15/36 (144A)‡	8,925,298	8,926,657
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.2324%, 10/15/36 (144A)‡	1,348,003	1,345,273
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	8,590,000	9,106,100
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,295,000	4,460,876
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	4,229,146
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	6,443,000	6,202,510
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	1,639,000	1,491,928
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	5,455,053
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 7/25/49 (144A)‡	974,858	1,002,273
Chesapeake Funding II LLC 2020-1A, 0.8700%, 8/16/32 (144A)	6,534,959	6,564,025
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	2,739,993	2,754,061
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	2,855,414	2,836,994
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0481%, 11/25/24‡	644,739	657,571
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0481%, 10/25/28‡	996,636	1,028,940
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3981%, 1/25/29‡	2,459,543	2,548,406
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6981%, 7/25/29‡	4,342,190	4,421,057
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4981%, 1/25/31‡	2,355,774	2,312,375
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 4/25/31 (144A)‡	2,069,423	2,058,800
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	2,473,540	2,459,692
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	6,467,630	6,413,261
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 6/25/39 (144A)‡	4,078,573	4,050,859
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 7/25/39 (144A)‡	8,575,725	8,501,672
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 10/25/39 (144A)‡	8,498,199	8,150,786
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9481%, 1/25/40 (144A)‡	1,475,697	1,468,977

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	$10,430,356	$10,074,132
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0824%, 11/15/36 (144A)‡	3,744,959	3,621,532
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	5,714,000	5,916,670
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.1324%, 5/15/36 (144A)‡	10,122,000	10,118,200
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	4,202,550	4,326,457
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,715,670	1,810,079
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	3,563,010	3,846,943
Dell Equipment Finance Trust 2020-1, 2.2600%, 6/22/22 (144A)	4,215,000	4,286,169
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	1,559,890	1,562,326
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,514,885	2,663,324
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,388,220	7,815,770
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	3,934,700	4,215,785
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,709,403	14,567,859
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,331,232
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,803,441
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	914,220	929,521
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	2,612,124	2,655,862
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	1,000,847	1,003,112
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	2,504,057	2,519,444
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1481%, 7/25/25‡	4,151,697	4,244,404
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8481%, 4/25/28‡	2,166,456	2,242,129
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	6,257,492	6,101,205
Fannie Mae REMICS, 3.0000%, 5/25/48	9,243,836	9,922,580
Fannie Mae REMICS, 3.0000%, 11/25/49	13,775,734	14,749,573
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 1.4981%, 3/25/29‡	40,427	40,420
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 0.8981%, 3/25/30‡	71,234	71,058
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 1.8481%, 1/25/50 (144A)‡	7,182,000	7,051,257
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.0000%, 3.1481%, 6/25/50 (144A)‡	5,323,348	5,336,364
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.7251%, 7/25/28‡	2,456,773	2,594,908
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.3019%, 9/25/50 (144A)‡	3,219,000	3,227,617
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1864%, 12/15/36 (144A)‡	2,050,000	1,981,067
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4864%, 12/15/36 (144A)‡	2,296,000	2,155,604
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7854%, 12/15/36 (144A)‡	2,558,000	2,365,621
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	2,505,214	2,975,480
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	4,185,984	4,880,758
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	4,121,000	4,576,870
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	4,515,000	4,841,647
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	6,981,107	7,320,990
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	6,954,051	7,107,417
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	9,239,183	9,571,767
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 12/25/49 (144A)‡	2,537,217	2,537,148
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 0.9981%, 11/25/51 (144A)‡	13,521,333	13,516,193
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	4,025,000	4,340,838
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	2,234,425	2,549,842
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,985,000	3,344,859
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	4,192,640	4,948,241
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	6,272,995	7,555,086
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	4,718,338	5,083,434
OneMain Direct Auto Receivables Trust 2017-2A, 2.8200%, 7/15/24 (144A)	2,719,985	2,722,044
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,347,000	2,409,833
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,534,000	2,648,970
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	3,612,280	3,644,512
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	6,578,290	6,067,761
Preston Ridge Partners Mortgage Trust 2019-1A, 4.5000%, 1/25/24 (144A)Ç	1,919,700	1,938,766
Preston Ridge Partners Mortgage Trust 2019-2A, 3.9670%, 4/25/24 (144A)Ç	3,313,484	3,331,050
Preston Ridge Partners Mortgage Trust 2019-3A, 3.3510%, 7/25/24 (144A)Ç	2,589,756	2,584,028

Preston Ridge Partners Mortgage Trust 2019-4A, 3.3510%, 11/25/24 (144A)Ç	4,505,635	4,514,988
Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	$1,910,810	$1,894,298
Preston Ridge Partners Mortgage Trust 2020-2, 3.6710%, 8/25/25 (144A)Ç	2,734,083	2,745,491
Preston Ridge Partners Mortgage Trust 2020-3, 0%, 9/25/25 (144A)Ç	8,057,000	8,056,865
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	1,475,677	1,510,436
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	4,161,779	4,199,078
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,946,000	13,120,891
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	1,696,941	1,744,964
Sequoia Mortgage Trust 2013-7, 3.0000%, 6/25/43‡	864,670	887,862
Sequoia Mortgage Trust 2013-9, 3.5000%, 7/25/43 (144A)	414,945	429,307
Sequoia Mortgage Trust 2019-3, 3.5000%, 9/25/49 (144A)‡	1,160,280	1,192,717
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,668,918	1,709,473
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	1,467,391	1,468,114
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	2,871,226	2,885,264
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	9,143,415	9,132,232
Starwood Mortgage Residential Trust 2020-2, 2.7180%, 4/25/60 (144A)‡	2,567,090	2,607,232
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.0511%, 10/24/20 (144A)‡	15,770,000	15,769,552
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	1,487,505	1,639,578
Towd Point Asset Funding LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 4/25/48 (144A)‡	4,572,373	4,551,920
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	9,359,000	9,364,104
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	4,083,223
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	4,669,117	4,668,646
Wells Fargo Mortgage Backed Securities Trust 2019-4,
3.5000%, 9/25/49 (144A)‡	2,042,805	2,080,079
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	2,631,585	2,718,200
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	708,953	741,495
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	3,859,170	4,087,084
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	3,411,000	3,738,214
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $558,104,268)		569,078,153
Bank Loans and Mezzanine Loans– 0.4%
Consumer Non-Cyclical – 0.4%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8990%, 8/1/27‡((cost $15,804,079)	15,804,079	15,343,074
Corporate Bonds– 56.4%
Banking – 9.6%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	16,845,000	18,817,394
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	15,037,000	16,978,599
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	9,905,000	10,459,546
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,337,000	8,931,011
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	3,647,000	3,970,161
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	12,157,000	12,898,577
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 5.8670%, 6.1250%‡,µ	9,813,000	9,947,929
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	5,581,000	6,177,881
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	3,791,000	3,999,107
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	9,291,000	9,979,556
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	14,884,000	14,443,506
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	8,845,000	10,004,285
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	3,520,000	3,805,483
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	6,339,000	6,503,814
Citigroup Inc, 5.9000%µ	803,000	822,240
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,158,000	4,355,505
Citizens Financial Group Inc, 3.7500%, 7/1/24	6,016,000	6,482,726
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	4,062,000	4,481,934
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	11,770,000	12,633,708
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,704,000	1,742,315
Goldman Sachs Group Inc, 3.5000%, 4/1/25	16,878,000	18,622,313
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 3.9220%, 4.1653%‡,µ	12,484,000	12,269,275
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	6,488,000	6,469,713
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	4,725,000	4,676,521
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	11,120,000	11,614,136
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	18,034,000	20,566,562
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	12,844,000	15,437,955
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	18,673,000	19,959,752
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	16,294,000	17,056,172
Morgan Stanley, 3.9500%, 4/23/27	10,778,000	12,176,056
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	9,168,000	8,806,597

Societe Generale SA, 2.6250%, 1/22/25 (144A)	12,403,000	12,796,617
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
SVB Financial Group, 3.1250%, 6/5/30	$18,594,000	$20,747,441
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	3,174,000	3,180,940
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.0800%, 1.3640%, 1/30/27 (144A)‡	11,837,000	11,827,902
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	8,112,000	8,261,106
Wells Fargo & Co, SOFR + 2.0000%, 2.1880%, 4/30/26‡	3,930,000	4,081,555
		375,985,890
Basic Industry – 1.7%
Constellium NV, 5.7500%, 5/15/24 (144A)	5,580,000	5,677,650
Ecolab Inc, 4.8000%, 3/24/30	3,629,000	4,612,366
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	9,679,000	9,497,519
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	14,801,000	15,189,754
Nutrition & Biosciences Inc, 1.8320%, 10/15/27 (144A)	6,709,000	6,737,570
Nutrition & Biosciences Inc, 2.3000%, 11/1/30 (144A)	4,039,000	4,065,007
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	2,458,000	2,471,855
Nutrition & Biosciences Inc, 3.4680%, 12/1/50 (144A)	7,297,000	7,310,951
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	11,308,000	12,238,907
		67,801,579
Brokerage – 1.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,379,000	11,796,213
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	16,835,000	18,241,564
Intercontinental Exchange Inc, 3.7500%, 12/1/25	1,856,000	2,098,534
Intercontinental Exchange Inc, 2.1000%, 6/15/30	6,800,000	7,028,140
Intercontinental Exchange Inc, 1.8500%, 9/15/32	3,636,000	3,611,544
Intercontinental Exchange Inc, 2.6500%, 9/15/40	3,333,000	3,311,672
Intercontinental Exchange Inc, 3.0000%, 9/15/60	4,773,000	4,797,604
Raymond James Financial Inc, 5.6250%, 4/1/24	3,711,000	4,281,568
Raymond James Financial Inc, 4.6500%, 4/1/30	1,205,000	1,464,994
Raymond James Financial Inc, 4.9500%, 7/15/46	6,885,000	8,886,186
		65,518,019
Capital Goods – 4.5%
Avery Dennison Co, 2.6500%, 4/30/30	9,876,000	10,535,117
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	3,314,000	3,708,369
BAE Systems PLC, 1.9000%, 2/15/31 (144A)	5,277,000	5,222,664
BAE Systems PLC, 3.0000%, 9/15/50 (144A)	4,243,000	4,253,565
Bemis Co Inc, 2.6300%, 6/19/30	10,717,000	11,437,532
Boeing Co, 4.5080%, 5/1/23	9,145,000	9,627,389
Boeing Co, 4.8750%, 5/1/25	6,730,000	7,341,491
Boeing Co, 2.2500%, 6/15/26	2,125,000	2,067,853
Boeing Co, 3.6000%, 5/1/34	8,471,000	8,147,959
Boeing Co, 5.7050%, 5/1/40	3,649,000	4,259,369
Boeing Co, 5.8050%, 5/1/50	2,163,000	2,609,029
Boeing Co, 5.9300%, 5/1/60	3,649,000	4,506,222
General Dynamics Corp, 3.2500%, 4/1/25	4,023,000	4,453,187
General Dynamics Corp, 4.2500%, 4/1/50	1,598,000	2,082,214
General Electric Co, 3.4500%, 5/1/27	2,687,000	2,840,224
General Electric Co, 6.7500%, 3/15/32	4,679,000	5,881,784
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	4,019,000	4,415,188
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	18,066,000	18,568,967
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	8,597,000	9,858,168
Northrop Grumman Corp, 4.4000%, 5/1/30	4,203,000	5,167,002
Northrop Grumman Corp, 5.1500%, 5/1/40	3,286,000	4,409,633
Northrop Grumman Corp, 5.2500%, 5/1/50	1,564,000	2,238,489
Otis Worldwide Corp, 2.0560%, 4/5/25	5,046,000	5,300,119
United Rentals North America Inc, 3.8750%, 2/15/31	2,659,000	2,698,885
Vulcan Materials Co, 3.5000%, 6/1/30	3,992,000	4,467,749
Wabtec Corp, 4.4000%, 3/15/24	3,550,000	3,854,794
Wabtec Corp, 3.4500%, 11/15/26	5,561,000	5,902,924
Wabtec Corp, 4.9500%, 9/15/28	11,618,000	13,561,800
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	8,006,000	8,434,882
		177,852,568
Communications – 5.7%
AT&T Inc, 1.6500%, 2/1/28	5,166,000	5,171,567
AT&T Inc, 3.5000%, 9/15/53 (144A)	9,268,000	9,029,217
AT&T Inc, 3.5500%, 9/15/55 (144A)	3,878,000	3,709,687
AT&T Inc, 3.5000%, 2/1/61	7,916,000	7,516,290
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	10,590,000	10,970,195
CenturyLink Inc, 6.4500%, 6/15/21	5,503,000	5,647,454
CenturyLink Inc, 5.8000%, 3/15/22	3,597,000	3,722,895

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	$1,955,000	$2,606,038
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.3750%, 5/1/47	1,564,000	1,853,486
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	6,992,000	7,991,468
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.7000%, 4/1/51	7,088,000	7,005,262
Comcast Corp, 3.3000%, 4/1/27	3,023,000	3,419,718
Crown Castle International Corp, 3.6500%, 9/1/27	4,635,000	5,183,906
Crown Castle International Corp, 4.3000%, 2/15/29	4,294,000	5,005,221
Crown Castle International Corp, 3.1000%, 11/15/29	9,227,000	9,983,243
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	8,691,000	8,858,302
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	8,736,000	8,777,321
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	6,718,000	6,504,703
GCI LLC, 4.7500%, 10/15/28 (144A)	15,960,000	16,159,660
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	13,933,000	15,080,948
Netflix Inc, 3.6250%, 6/15/25 (144A)	18,699,000	19,533,443
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	12,310,000	12,615,165
T-Mobile USA Inc, 1.5000%, 2/15/26 (144A)	1,936,000	1,940,220
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	12,418,000	13,902,448
T-Mobile USA Inc, 2.0500%, 2/15/28 (144A)	3,967,000	4,054,433
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	2,330,000	2,649,280
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	6,785,000	7,029,803
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	4,997,000	4,933,238
T-Mobile USA Inc, 3.3000%, 2/15/51 (144A)	4,339,000	4,276,735
Verizon Communications Inc, 3.0000%, 3/22/27	3,117,000	3,468,497
Verizon Communications Inc, 4.8620%, 8/21/46	3,482,000	4,763,173
Verizon Communications Inc, 4.5220%, 9/15/48	1,286,000	1,684,671
		225,047,687
Consumer Cyclical – 5.7%
AutoZone Inc, 3.7500%, 4/18/29	8,051,000	9,305,614
AutoZone Inc, 1.6500%, 1/15/31	8,804,000	8,651,197
Best Buy Co Inc, 1.9500%, 10/1/30	10,797,000	10,724,362
Booking Holdings Inc, 4.1000%, 4/13/25	16,157,000	18,199,035
Booking Holdings Inc, 4.5000%, 4/13/27	5,253,000	6,164,610
Booking Holdings Inc, 4.6250%, 4/13/30	3,665,000	4,380,085
Choice Hotels International Inc, 3.7000%, 12/1/29	7,843,000	8,304,874
Choice Hotels International Inc, 3.7000%, 1/15/31	2,020,000	2,125,747
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	18,037,000	19,535,771
General Motors Co, 4.2000%, 10/1/27	2,913,000	3,120,399
General Motors Co, 5.0000%, 10/1/28	6,307,000	7,092,961
General Motors Co, 5.4000%, 4/1/48	3,098,000	3,423,016
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,580,000	2,798,319
General Motors Financial Co Inc, 4.3000%, 7/13/25	1,893,000	2,059,739
General Motors Financial Co Inc, 4.3500%, 1/17/27	4,962,000	5,389,248
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	1,474,000	1,495,093
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	3,016,000	3,274,833
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,470,000	6,062,401
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	612,000	681,566
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	9,178,000	9,498,679
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	2,154,000	2,242,379
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	4,688,000	5,030,924
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	11,272,000	12,770,725
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,590,000	5,117,850
Lowe's Cos Inc, 4.5000%, 4/15/30	4,414,000	5,450,578
Lowe's Cos Inc, 5.0000%, 4/15/40	3,131,000	4,101,588
Marriott International Inc, 5.7500%, 5/1/25	9,010,000	10,046,053
Mastercard Inc, 3.3000%, 3/26/27	3,548,000	4,055,962
McDonald's Corp, 3.3000%, 7/1/25	1,604,000	1,783,182
McDonald's Corp, 3.5000%, 7/1/27	3,302,000	3,758,033
McDonald's Corp, 3.6250%, 9/1/49	2,869,000	3,204,686
MDC Holdings Inc, 5.5000%, 1/15/24	6,785,000	7,310,837
MGM Resorts International, 7.7500%, 3/15/22	1,249,000	1,316,508
Nordstrom Inc, 4.3750%, 4/1/30	9,387,000	7,589,077
O'Reilly Automotive Inc, 3.6000%, 9/1/27	206,000	234,217
O'Reilly Automotive Inc, 4.3500%, 6/1/28	1,589,000	1,890,023
O'Reilly Automotive Inc, 3.9000%, 6/1/29	9,847,000	11,506,271

Service Corp International/US, 3.3750%, 8/15/30	3,497,000	3,501,371
		223,197,813
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical – 8.0%
AbbVie Inc, 3.4500%, 3/15/22 (144A)	$9,769,000	$10,120,524
AbbVie Inc, 3.2500%, 10/1/22 (144A)	6,777,000	7,086,145
AbbVie Inc, 2.8000%, 3/15/23 (144A)	695,000	726,466
AbbVie Inc, 2.6000%, 11/21/24 (144A)	5,936,000	6,295,069
AbbVie Inc, 3.8000%, 3/15/25 (144A)	6,230,000	6,913,030
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	8,602,000	10,662,936
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	4,804,000	5,605,335
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	13,078,000	13,623,026
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	6,368,000	6,606,800
Baxter International Inc, 3.7500%, 10/1/25 (144A)	3,800,000	4,309,904
Baxter International Inc, 3.9500%, 4/1/30 (144A)	3,373,000	4,038,266
Boston Scientific Corp, 3.7500%, 3/1/26	4,855,000	5,531,390
Boston Scientific Corp, 4.0000%, 3/1/29	2,857,000	3,321,731
Boston Scientific Corp, 4.7000%, 3/1/49	3,547,000	4,675,322
Bristol-Myers Squibb Co, 3.4000%, 7/26/29	4,524,000	5,256,315
Campbell Soup Co, 3.9500%, 3/15/25	1,826,000	2,036,676
Cigna Corp, 2.4000%, 3/15/30	3,663,000	3,787,511
Cigna Corp, 3.2000%, 3/15/40	1,667,000	1,763,939
Cigna Corp, 3.4000%, 3/15/50	2,514,000	2,634,372
Coca-Cola Co, 3.3750%, 3/25/27	5,395,000	6,185,121
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	4,615,000	4,966,941
CVS Health Corp, 4.1000%, 3/25/25	3,274,000	3,699,121
CVS Health Corp, 3.0000%, 8/15/26	1,094,000	1,195,005
CVS Health Corp, 4.3000%, 3/25/28	6,220,000	7,276,280
CVS Health Corp, 4.1250%, 4/1/40	2,232,000	2,537,815
CVS Health Corp, 2.7000%, 8/21/40	3,193,000	3,054,094
CVS Health Corp, 4.2500%, 4/1/50	1,102,000	1,292,369
DaVita Inc, 4.6250%, 6/1/30 (144A)	7,120,000	7,307,968
DaVita Inc, 3.7500%, 2/15/31 (144A)	9,279,000	8,940,780
DH Europe Finance II Sarl, 2.2000%, 11/15/24	4,061,000	4,290,214
DH Europe Finance II Sarl, 2.6000%, 11/15/29	2,228,000	2,414,136
Elanco Animal Health Inc, 5.2720%, 8/28/23	7,132,000	7,640,155
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	6,703,000	7,113,633
Hasbro Inc, 3.0000%, 11/19/24	3,502,000	3,709,916
Hasbro Inc, 3.5500%, 11/19/26	6,205,000	6,593,927
Hasbro Inc, 3.9000%, 11/19/29	14,551,000	15,267,374
Hasbro Inc, 5.1000%, 5/15/44	7,516,000	7,815,850
HCA Inc, 5.3750%, 2/1/25	3,911,000	4,282,545
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	4,359,000	4,740,064
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	6,868,000	7,623,274
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	8,797,000	9,588,730
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,664,000	4,397,672
Mars Inc, 4.2000%, 4/1/59 (144A)	3,510,000	4,469,230
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	8,146,000	8,568,140
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	3,386,000	3,383,054
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	655,000	651,171
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	6,550,000	6,417,328
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	6,537,000	6,308,152
Sysco Corp, 5.6500%, 4/1/25	6,566,000	7,763,506
Sysco Corp, 2.4000%, 2/15/30	2,100,000	2,116,851
Sysco Corp, 5.9500%, 4/1/30	7,628,000	9,626,133
Sysco Corp, 6.6000%, 4/1/40	3,534,000	4,759,943
Sysco Corp, 6.6000%, 4/1/50	5,981,000	8,346,503
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	2,873,000	3,273,278
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	7,006,000	8,638,266
Upjohn Inc, 1.6500%, 6/22/25 (144A)	1,451,000	1,484,991
		312,734,287
Electric – 3.2%
AEP Transmission Co LLC, 3.6500%, 4/1/50	2,448,000	2,886,990
Ameren Corp, 3.5000%, 1/15/31	12,090,000	13,812,039
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	3,668,000	4,562,785
Black Hills Corp, 2.5000%, 6/15/30	14,672,827	15,162,634
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,198,000	8,683,006
Dominion Energy Inc, 3.3750%, 4/1/30	5,862,000	6,603,220
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	1,061,000	1,081,225
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	976,000	1,010,087
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	1,417,000	1,471,883

IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	16,242,000	18,365,274
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	3,896,000	4,208,353
NRG Energy Inc, 7.2500%, 5/15/26	12,917,000	13,747,176
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
NRG Energy Inc, 6.6250%, 1/15/27	$5,070,000	$5,361,525
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	9,087,000	11,031,719
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	8,955,000	9,084,298
Southern Co, 3.7000%, 4/30/30	8,863,000	10,111,087
		127,183,301
Energy – 2.7%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	8,865,000	9,208,547
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	17,924,000	18,394,505
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,650,000	6,214,030
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,039,000	1,133,152
EOG Resources Inc, 4.3750%, 4/15/30	4,978,000	5,861,818
EOG Resources Inc, 4.9500%, 4/15/50	2,997,000	3,674,653
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,059,000	13,029,095
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,507,000	2,850,175
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	12,475,000	12,948,760
ONEOK Inc, 5.8500%, 1/15/26	2,287,000	2,629,712
ONEOK Inc, 6.3500%, 1/15/31	4,888,000	5,686,200
ONEOK Inc, 7.1500%, 1/15/51	1,277,000	1,514,795
Phillips 66, 3.7000%, 4/6/23#	1,893,000	2,026,254
Phillips 66, 3.8500%, 4/9/25	1,893,000	2,102,540
TransCanada PipeLines Ltd, 4.1000%, 4/15/30	5,320,000	6,131,446
Transcontinental Gas Pipe Line Co LLC, 3.2500%, 5/15/30 (144A)	7,315,000	7,901,304
Transcontinental Gas Pipe Line Co LLC, 3.9500%, 5/15/50 (144A)	4,372,000	4,510,648
		105,817,634
Finance Companies – 0.5%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	7,382,000	7,317,407
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	10,790,000	10,655,125
USAA Capital Corp, 2.1250%, 5/1/30 (144A)	430,000	452,732
		18,425,264
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	8,552,000	9,043,832
Industrial Conglomerates – 0.2%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	11,810,000	9,409,776
Information Technology Services – 0.2%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	9,153,000	9,396,012
Insurance – 2.1%
Brown & Brown Inc, 4.5000%, 3/15/29	5,475,000	6,245,314
Brown & Brown Inc, 2.3750%, 3/15/31	916,000	924,181
Centene Corp, 4.2500%, 12/15/27	9,893,000	10,352,332
Centene Corp, 4.6250%, 12/15/29	14,283,000	15,406,501
Centene Corp, 3.3750%, 2/15/30	6,214,000	6,447,025
Centene Corp, 3.0000%, 10/15/30	11,052,000	11,259,225
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	18,170,000	18,542,485
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	12,856,000	13,116,977
		82,294,040
Real Estate Investment Trusts (REITs) – 1.3%
Agree LP, 2.9000%, 10/1/30	11,817,000	12,194,096
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	3,782,000	4,757,475
Camden Property Trust, 2.8000%, 5/15/30	8,875,000	9,645,743
Lexington Realty Trust, 2.7000%, 9/15/30	13,474,000	13,726,296
Mid-America Apartment Communities Inc, 1.7000%, 2/15/31	3,420,000	3,364,771
Realty Income Corp, 3.2500%, 1/15/31	7,227,000	7,965,000
		51,653,381
Technology – 8.7%
Broadcom Inc, 4.7000%, 4/15/25	5,319,000	6,042,884
Broadcom Inc, 3.1500%, 11/15/25	9,285,000	10,014,532
Broadcom Inc, 4.1500%, 11/15/30	7,933,000	8,906,267
Broadcom Inc, 4.3000%, 11/15/32	6,124,000	6,981,785
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	14,564,000	15,767,357
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,173,000	20,451,891
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	9,596,000	9,936,370
Equifax Inc, 2.6000%, 12/1/24	13,255,000	14,146,582
Equifax Inc, 2.6000%, 12/15/25	7,051,000	7,547,346
Equifax Inc, 3.1000%, 5/15/30	6,256,000	6,811,085
Equinix Inc, 2.9000%, 11/18/26	3,531,000	3,807,299
Equinix Inc, 1.8000%, 7/15/27	9,077,000	9,156,596
Equinix Inc, 3.2000%, 11/18/29	8,123,000	8,949,075
FLIR Systems Inc, 2.5000%, 8/1/30	3,350,000	3,425,720
Gartner Inc, 3.7500%, 10/1/30 (144A)	1,726,000	1,745,935

Global Payments Inc, 3.2000%, 8/15/29	2,513,000	2,741,211
Global Payments Inc, 2.9000%, 5/15/30	6,519,000	6,970,678
Keysight Technologies Inc, 3.0000%, 10/30/29	9,467,000	10,342,272
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Leidos Inc, 2.9500%, 5/15/23 (144A)	$1,138,000	$1,195,674
Leidos Inc, 3.6250%, 5/15/25 (144A)	4,414,000	4,895,788
Leidos Inc, 4.3750%, 5/15/30 (144A)	6,526,000	7,637,247
Marvell Technology Group Ltd, 4.2000%, 6/22/23	3,260,000	3,519,426
Marvell Technology Group Ltd, 4.8750%, 6/22/28	11,209,000	13,520,007
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	9,405,000	9,735,931
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	7,369,000	7,644,471
Micron Technology Inc, 2.4970%, 4/24/23	9,185,000	9,537,577
MSCI Inc, 3.8750%, 2/15/31 (144A)	11,734,000	12,229,175
PayPal Holdings Inc, 2.6500%, 10/1/26	9,364,000	10,215,205
PayPal Holdings Inc, 2.3000%, 6/1/30	3,775,000	3,982,973
Qorvo Inc, 3.3750%, 4/1/31 (144A)	9,954,000	10,124,462
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	9,038,000	8,981,512
ServiceNow Inc, 1.4000%, 9/1/30	5,049,000	4,907,075
Total System Services Inc, 4.8000%, 4/1/26	16,900,000	19,727,040
Trimble Inc, 4.7500%, 12/1/24	16,728,000	18,527,172
Trimble Inc, 4.9000%, 6/15/28	17,218,000	20,307,514
Verisk Analytics Inc, 5.5000%, 6/15/45	6,640,000	9,200,818
Verisk Analytics Inc, 3.6250%, 5/15/50	694,000	789,537
VMware Inc, 4.5000%, 5/15/25	4,776,000	5,401,343
VMware Inc, 4.6500%, 5/15/27	5,657,000	6,591,320
		342,416,152
Transportation – 0.2%
United Parcel Service Inc, 3.9000%, 4/1/25	2,952,000	3,361,635
United Parcel Service Inc, 5.2000%, 4/1/40	1,349,000	1,847,112
United Parcel Service Inc, 5.3000%, 4/1/50	2,916,000	4,291,066
		9,499,813
Water Utilities – 0.2%
American Water Capital Corp, 2.8000%, 5/1/30	2,758,000	3,018,903
American Water Capital Corp, 3.4500%, 5/1/50	3,277,000	3,665,407
		6,684,310
Total Corporate Bonds (cost $2,075,903,706)		2,219,961,358
Mortgage-Backed Securities– 15.8%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	2,307,597	2,359,726
2.0000%, TBA, 15 Year Maturity	17,396,694	18,074,121
2.5000%, TBA, 15 Year Maturity	2,932,700	3,061,563
2.0000%, TBA, 30 Year Maturity	3,237,163	3,345,543
2.5000%, TBA, 30 Year Maturity	51,922,392	54,448,936
		81,289,889
Fannie Mae Pool:
3.0000%, 10/1/34	54,775	58,242
2.5000%, 11/1/34	4,270,880	4,532,002
3.0000%, 11/1/34	249,878	268,656
3.0000%, 12/1/34	254,228	272,401
6.0000%, 2/1/37	1,164,273	1,388,316
4.5000%, 11/1/42	1,276,837	1,433,843
3.0000%, 1/1/43	226,849	242,175
3.0000%, 2/1/43	455,445	485,671
3.0000%, 5/1/43	1,854,894	1,956,265
3.5000%, 4/1/44	6,354,026	7,090,966
5.0000%, 7/1/44	7,640,016	8,551,914
4.5000%, 10/1/44	2,775,102	3,188,418
4.5000%, 3/1/45	4,230,690	4,860,797
4.5000%, 6/1/45	2,493,053	2,782,288
3.5000%, 12/1/45	5,928,923	6,605,853
3.5000%, 12/1/45	2,520,246	2,705,494
4.5000%, 2/1/46	4,824,580	5,417,832
3.5000%, 7/1/46	10,732,879	11,791,320
3.0000%, 9/1/46	4,741,209	5,059,273
3.0000%, 1/1/47	17,342,031	18,505,423
3.0000%, 2/1/47	64,677,523	69,016,420
3.5000%, 3/1/47	2,191,015	2,352,063
4.5000%, 5/1/47	813,310	906,880
4.5000%, 5/1/47	725,528	800,367
4.5000%, 5/1/47	723,587	801,250
4.5000%, 5/1/47	546,847	609,761
4.5000%, 5/1/47	540,293	596,024
4.5000%, 5/1/47	399,248	442,100
4.5000%, 5/1/47	270,453	299,481

4.5000%, 5/1/47	167,159	186,391
4.5000%, 5/1/47	164,712	183,662
4.0000%, 6/1/47	1,361,179	1,459,427
Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 6/1/47	$951,484	$1,028,167
4.0000%, 6/1/47	802,219	860,122
4.0000%, 6/1/47	397,197	429,208
4.5000%, 6/1/47	3,044,904	3,307,924
4.5000%, 6/1/47	225,490	251,432
3.5000%, 7/1/47	1,770,555	1,900,698
4.0000%, 7/1/47	1,375,067	1,474,317
4.0000%, 7/1/47	877,793	941,151
4.0000%, 7/1/47	488,969	524,262
4.0000%, 7/1/47	154,154	165,280
4.5000%, 7/1/47	2,227,175	2,419,558
4.5000%, 7/1/47	1,417,326	1,539,755
4.5000%, 7/1/47	1,256,719	1,365,275
3.5000%, 8/1/47	4,198,888	4,444,509
3.5000%, 8/1/47	15,951	17,090
4.0000%, 8/1/47	2,635,893	2,826,147
4.0000%, 8/1/47	1,635,022	1,753,036
4.5000%, 8/1/47	2,153,085	2,339,069
4.5000%, 8/1/47	278,910	304,384
4.0000%, 9/1/47	830,183	900,822
4.5000%, 9/1/47	1,939,070	2,106,567
4.5000%, 9/1/47	1,181,951	1,284,048
4.5000%, 9/1/47	1,089,296	1,183,390
4.0000%, 10/1/47	3,488,470	3,785,297
4.0000%, 10/1/47	3,433,843	3,726,022
4.0000%, 10/1/47	3,188,495	3,418,636
4.0000%, 10/1/47	2,208,199	2,396,091
4.0000%, 10/1/47	1,749,493	1,875,769
4.5000%, 10/1/47	268,770	291,987
4.5000%, 10/1/47	160,202	174,040
4.0000%, 11/1/47	4,158,315	4,458,455
4.0000%, 11/1/47	1,429,816	1,533,018
4.5000%, 11/1/47	1,244,469	1,351,966
4.0000%, 12/1/47	1,691,015	1,813,070
3.0000%, 2/1/48	546,225	589,357
4.5000%, 3/1/48	1,691,431	1,835,000
4.5000%, 4/1/48	1,899,880	2,061,143
3.0000%, 5/1/48	278,280	293,979
4.5000%, 5/1/48	1,185,637	1,286,274
4.5000%, 5/1/48	1,053,683	1,143,120
5.0000%, 5/1/48	1,494,644	1,637,646
4.5000%, 6/1/48	1,069,811	1,160,617
4.5000%, 6/1/48	1,011,334	1,097,176
3.5000%, 7/1/48	53,028,795	56,236,397
3.0000%, 11/1/48	8,589,195	9,049,453
4.0000%, 2/1/49	2,853,318	3,037,425
3.5000%, 7/1/49	786,201	827,892
3.0000%, 8/1/49	2,661,825	2,849,554
3.0000%, 8/1/49	757,052	810,445
3.0000%, 9/1/49	371,649	394,489
4.0000%, 9/1/49	4,955,667	5,426,679
2.5000%, 1/1/50	821,330	865,093
3.5000%, 8/1/56	27,674,268	30,455,224
3.0000%, 2/1/57	15,065,618	16,213,203
3.0000%, 6/1/57	57,299	61,644
		360,373,347
Freddie Mac Gold Pool:
3.5000%, 1/1/47	1,344,934	1,460,399
Freddie Mac Pool:
3.0000%, 5/1/31	15,851,582	16,834,543
3.0000%, 9/1/32	518,836	553,639
3.0000%, 10/1/32	694,392	732,201
3.0000%, 1/1/33	336,373	358,937
2.5000%, 12/1/33	14,405,357	15,096,122
3.0000%, 10/1/34	100,351	107,324
3.0000%, 10/1/34	42,739	45,449
2.5000%, 11/1/34	3,475,705	3,688,893
2.5000%, 11/1/34	1,621,389	1,720,840
6.0000%, 4/1/40	2,102,583	2,510,993
3.5000%, 7/1/42	89,733	97,426
3.5000%, 8/1/42	116,918	126,941

3.5000%, 8/1/42	98,317	106,746
3.5000%, 2/1/43	5,082,110	5,509,051
3.0000%, 3/1/43	1,366,219	1,458,383
Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 6/1/43	$323,779	$337,405
3.5000%, 2/1/44	7,112,269	7,709,761
4.5000%, 5/1/44	2,352,970	2,626,117
3.5000%, 12/1/44	85,731	92,933
3.0000%, 1/1/46	146,813	160,752
4.0000%, 2/1/46	5,425,734	5,922,537
3.0000%, 8/1/46	1,178,353	1,241,389
4.0000%, 3/1/47	15,427	16,918
3.0000%, 4/1/47	1,704,274	1,795,444
3.5000%, 4/1/47	74,991	82,446
3.5000%, 9/1/47	4,940,281	5,229,118
3.5000%, 9/1/47	59,504	62,983
3.5000%, 9/1/47	30,274	32,044
4.5000%, 7/1/48	2,713,862	2,951,806
5.0000%, 9/1/48	895,685	990,830
3.5000%, 7/1/49	3,463,026	3,648,754
3.0000%, 8/1/49	889,597	952,395
3.5000%, 8/1/49	1,996,795	2,102,489
3.5000%, 8/1/49	730,693	769,370
3.0000%, 10/1/49	1,462,293	1,529,964
3.0000%, 10/1/49	888,702	929,829
3.0000%, 11/1/49	3,534,226	3,697,779
3.0000%, 11/1/49	1,545,443	1,616,962
3.0000%, 11/1/49	549,360	574,783
3.0000%, 12/1/49	1,940,728	2,030,539
3.0000%, 12/1/49	1,774,848	1,856,983
3.0000%, 12/1/49	1,148,700	1,201,858
2.5000%, 1/1/50	362,131	381,501
3.0000%, 3/1/50	630,149	663,494
		100,156,671
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	17,675,329	18,545,839
Ginnie Mae I Pool:
4.0000%, 8/15/47	2,628,303	2,857,529
4.0000%, 11/15/47	3,395,081	3,691,181
4.0000%, 12/15/47	4,248,637	4,619,180
		11,167,890
Ginnie Mae II Pool:
4.0000%, 8/20/47	618,306	667,307
4.0000%, 8/20/47	414,305	454,561
4.5000%, 2/20/48	5,045,661	5,455,744
4.0000%, 5/20/48	22,061,332	23,619,471
4.5000%, 5/20/48	2,316,972	2,494,084
4.0000%, 6/20/48	6,150,810	6,585,227
5.0000%, 8/20/48	6,715,002	7,322,357
		46,598,751
Total Mortgage-Backed Securities (cost $610,967,081)		619,592,786
United States Treasury Notes/Bonds– 10.3%
1.1250%, 2/28/22	100,984,500	102,380,926
0.2500%, 6/30/25	18,836,100	18,824,327
0.3750%, 9/30/27	5,201,000	5,166,056
0.6250%, 8/15/30	37,869,300	37,650,368
1.1250%, 5/15/40	38,855,000	38,241,820
2.7500%, 8/15/42	60,554,300	77,589,927
1.2500%, 5/15/50	133,757,700	126,833,204
Total United States Treasury Notes/Bonds (cost $394,744,510)		406,686,628
Preferred Stocks– 0.7%
Banks – 0.7%
First Republic Bank/CA, 4.1250%µ	472,700	12,006,580
Truist Financial Corp, 4.7500%µ	557,825	14,475,559
Total Preferred Stocks (cost $25,763,125)		26,482,139
Investment Companies– 6.0%
Money Markets – 6.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $236,436,717)	236,413,076	236,436,717
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	163,880	163,880

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$40,970	$40,970
Total Investments Purchased with Cash Collateral from Securities Lending (cost $204,850)		204,850
Total Investments (total cost $3,917,928,336) – 104.1%		4,093,785,705
Liabilities, net of Cash, Receivables and Other Assets – (4.1)%		(161,315,575)
Net Assets – 100%		$3,932,470,130

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,899,772,496	95.3%
United Kingdom	71,705,427	1.7
France	66,254,624	1.6
Belgium	16,268,271	0.4
Switzerland	15,008,842	0.4
Canada	12,695,471	0.3
Mexico	12,080,574	0.3

Total	$4,093,785,705	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 6.0%
Money Markets - 6.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$64,850	$(6,311)	$-	$236,436,717
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	834∆	-	-	163,880
Total Affiliated Investments - 6.0%	$65,684	$(6,311)	$-	$236,600,597

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 6.0%
Money Markets - 6.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	232,545,984	524,493,366	(520,596,322)	236,436,717
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	2,782,512	10,648,074	(13,266,706)	163,880

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
5-Year US Treasury Note	59	1/6/21	$7,435,844	$10,141	$(5,992)

Ultra 10-Year US Treasury Note	10	12/31/20	1,599,219	7,778	(4,688)
Total - Futures Purchased				17,919	(10,680)
Futures Sold:
2-Year US Treasury Note	10	1/6/21	(2,209,609)	(1,406)	78
Total				$16,513	$(10,602)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value
Futures contracts, purchased	$ 8,006,945
Futures contracts, sold	1,104,766

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $1,139,669,740, which represents 29.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$569,078,153	$-
Bank Loans and Mezzanine Loans	-	15,343,074	-
Corporate Bonds	-	2,219,961,358	-
Mortgage-Backed Securities	-	619,592,786	-
United States Treasury Notes/Bonds	-	406,686,628	-
Preferred Stocks	-	26,482,139	-
Investment Companies	-	236,436,717	-
Investments Purchased with Cash Collateral from Securities Lending	-	204,850	-
Total Investments in Securities	$-	$4,093,785,705	$-
Other Financial Instruments(a):
Variation Margin Receivable	78	-	-
Total Assets	$78	$4,093,785,705	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$10,680	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.